Stock-Based Compensation - Stock Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock options
Shares
Outstanding (in shares)		5,997,372	6,441,527	5,024,234
Weighted average exercise price
Outstanding (in dollars per share)		$ 10.18	$ 9.59	$ 7.98
Average Remaining Contractual Term
Outstanding		7 years 3 months 18 days
Vested and exercisable		7 years
Aggregate Intrinsic Value
Outstanding		$ 145,270
Vested and exercisable		107,617
Total intrinsic value of options exercised		15,521
Total fair value of options vested		$ 22,453	$ 2,450	$ 2,000
Service-based stock options
Shares
Outstanding (in shares)		3,609,485
Vested and exercisable (in shares)		1,878,538
Weighted average exercise price
Outstanding (in dollars per share)		$ 10.77
Vested and exercisable (in dollars per share)		$ 9.04
Performance-based stock options
Shares
Outstanding (in shares)		2,387,887
Vested and exercisable (in shares)		2,387,887
Vested and exercisable upon satisfaction of criteria (in shares)	2,746,592
Weighted average exercise price
Outstanding (in dollars per share)		$ 9.28
Vested and exercisable (in dollars per share)		9.28
Common stock
Aggregate Intrinsic Value
Fair value of stock (in dollars per share)		$ 34.40